Trade and other receivables - Aging (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 17,041	$ 18,710
Accumulated Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,153)	(2,927)
Trade notes and accounts receivable
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,888	15,783
Trade notes and accounts receivable | Current
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,545	7,685
Trade notes and accounts receivable | Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,398	6,586
Trade notes and accounts receivable | Past due but not impaired | Between 30 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,005	2,240
Trade notes and accounts receivable | Past due but not impaired | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,093	2,199
Trade notes and accounts receivable | Cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,041	18,710
Trade notes and accounts receivable | Accumulated Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (3,153)	$ (2,927)	$ (5,101)